Contracts with Customers - Contract Assets and Liabilities (Details) $ in Millions	Jun. 30, 2024 USD ($) contract	Dec. 31, 2023 USD ($) contract
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	$ 103.8	$ 73.7
Current contract assets	103.8	73.7
Unbilled Receivables, Non-Current	2.6	2.3
Non-current contract asset	2.6	2.3
Total contract asset	106.4	76.0
Contract With Customer Liability Net Current [Abstract]
Current deferred mobilization, demobilization and other revenue	(33.4)	(59.5)
Contract With Customer Liability Net Non-Current [Abstract]
Non-current deferred mobilization, demobilization and other revenue	(27.9)	(56.6)
Total contract liability	$ (61.3)	$ (116.1)
Contracts with delayed start date | contract	1	2
Deferred variable rate revenue
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	$ 14.0	$ 7.3
Deferred demobilization revenue
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	2.7	1.1
Unbilled Receivables, Non-Current	2.5	1.5
Liquidated damages costs
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	0.6	1.2
Unbilled Receivables, Non-Current	$ 0.1	$ 0.8